Concentration Of Credit Risks (Details Narrative) - Yingxi Industrial Chain Group Co Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue, Net [Member]
Concentration risk percentage	10.00%	10.00%
Sales Revenue, Net [Member] | Five Customers [Member]
Concentration risk percentage	52.00%	43.00%	54.00%
Accounts Receivable [Member]
Concentration risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Five Customers [Member]
Concentration risk percentage	76.00%	74.00%	94.00%
Accounts Payable [Member]
Concentration risk percentage	10.00%	10.00%